Related Party Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of balances and transactions
Accounts receivable			$ 67	$ 48
Accounts payable			2	4
Deferred revenue			42	53
Net sales			479	381	404
RAI common stock purchases from B&W			114
Related Party Transactions (Textual) [Abstract]
Percentage of maximum purchase price of imported cigarettes from related party			10.00%
Revenue percentage from related parties			6.00%	4.00%	5.00%
Percentage of RTI's out standing common stock	42.00%		42.00%
Repurchased stock from B&W			2,806,637
Related party transaction purchases from related party			less than 1 million
Related party transaction purchases amount			1
Sale of airplane		8
Purchases [Member]
Related Party Transaction [Line Items]
Purchases, Research and development services billings			11	12	16
Research And Development Services Billings [Member]
Related Party Transaction [Line Items]
Purchases, Research and development services billings			$ 5	$ 4	$ 2